Debt - Summary of Convertible Senior Notes (Detail) - USD ($) $ in Thousands		Jan. 31, 2016	Jan. 29, 2016	Jan. 31, 2015	Mar. 31, 2013
Debt Conversion [Line Items]
Convertible 0.25% senior notes, net	[1]	$ 1,088,097		$ 1,060,454
Convertible Debt | 0.25% Convertible Senior Notes due April 1, 2018
Debt Conversion [Line Items]
Par Value Outstanding		1,150,000
Equity Component Recorded at Issuance		122,421
Convertible 0.25% senior notes, net		$ 1,088,097		$ 1,060,454
Contractual interest rate		0.25%	0.25%		0.25%

[1]	Please refer to Note 2, “New Accounting Pronouncements Adopted” for detail on the accounting pronouncements adopted and the impacts on the periods presented.